UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2012

Date of reporting period:	January 1, 2012 — December 31, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|12

Annual report

Putnam VT Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

With the uncertainty around the U.S. “fiscal cliff” diminished, investors now have some measure of clarity heading into 2013. Of course, challenges remain, including the upcoming debate over the debt ceiling at the end of March. Still, the significant risks — the fiscal cliff, a “hard landing” in China, and the dissolution of the European Union — have abated in the past few months.

Clarity and greater certainty are positive developments for investors. Markets worldwide are starting to recognize that macroeconomic data are beginning to stabilize and even exhibit nascent signs of growth. As the investment climate slowly improves, it is important for you to rely on the expertise of your financial advisor, who can help you work toward your financial goals.

We would like to take this opportunity to announce the arrival of two new Trustees, Liaquat Ahamed and Katinka Domotorffy, CFA, to your fund’s Board of Trustees. Mr. Ahamed, who in 2010 won the Pulitzer Prize for History with his book, Lords of Finance: The Bankers Who Broke the World, also serves on the Board of Aspen Insurance and the Board of the Rohatyn Group, an emerging-market fund complex that manages money for institutional investors.

Ms. Domotorffy, who until year-end 2011 was a Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management, currently serves as a member of the Anne Ray Charitable Trust’s Investment Committee, Margaret A. Cargill Philanthropies, and director for Reach Out and Read of Greater New York, an organization dedicated to promoting early childhood literacy.

We would also like to extend a welcome to new shareholders of the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 12/31/12)

Investment objective

High current income consistent with what Putnam Investment Management, LLC believes to be prudent risk

Net asset value December 31, 2012

Class IA: $12.24	Class IB: $12.13

Total return at net asset value

			Barclays U.S.
(as of 12/31/12)	Class IA shares*	Class IB shares†	Aggregate Bond Index

1 year	11.07%	10.74%	4.22%

5 years	44.44	42.53	33.49
Annualized	7.63	7.34	5.95

10 years	79.60	74.98	65.75
Annualized	6.03	5.75	5.18

Life	447.82	422.12	454.27
Annualized	7.07	6.86	7.11

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Credit quality

P-1	3.7%

Aaa	44.6%

Aa	1.4%

A	9.6%

Baa	22.6%

Ba	6.2%

B	4.4%

Caa or below	6.1%

Not rated	1.4%

Allocations are represented as a percentage of the fund’s net assets as of 12/31/12. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets as of 12/31/12. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch Ratings, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

Putnam VT Income Fund 1

Report from your fund’s manager

How would you describe the overall market environment for bonds during the year ended December 31, 2012?

Amid the crosscurrents of falling interest rates and the ebb and flow of concerns over various macroeconomic headwinds around the globe, the broad bond market posted solid returns during the past year, with the benchmark Barclays U.S. Aggregate Bond Index advancing 4.22%. Accommodative monetary policy in major global economies helped foster an environment in which risk taking was rewarded. Thus, bonds in sectors with greater credit or market risk than U.S. Treasuries — the so-called “spread sectors” — outperformed U.S. government securities. Treasuries and U.S. government agency securities were hampered during periods when rising interest rates and improving global economic sentiment tempered demand for their higher-quality characteristics. For the year, government agency mortgage-backed securities outpaced Treasuries, largely as a result of demand growth in anticipation of further purchases of agency pass-throughs by the Federal Reserve under the new “QE3” program.

How did Putnam VT Income Fund perform against this backdrop?

The fund did quite well, outperforming its benchmark by a sizable margin. Our out-of-benchmark allocation to non-agency residential mortgage-backed securities [non-agency RMBS] made a significant contribution for the period, as robust demand from long-term investors, shrinking supply, and signs of recovery in the housing market bolstered the sector’s performance. An overweight in commercial mortgage-backed securities [CMBS] helped as well, with that sector also benefiting from consistent demand due to reduced near-term concerns about the eurozone debt crisis, accommodative monetary policy, and incremental growth in the U.S. economy. Our holdings in investment-grade corporate bonds aided overall performance, as yield spreads continued to tighten — thus driving bond prices higher — as a result of a better risk environment and solid corporate earnings. Security selection among agency pass-throughs also was beneficial because the lower-coupon securities we held outperformed higher-coupon securities in the run-up to QE3.

What strategies detracted from performance?

Our conservative positioning in terms of duration — or interest-rate sensitivity — was the main detracting factor. We kept the fund’s duration shorter than that of the benchmark, a strategy that is helpful when rates are rising, and also positioned the portfolio for a steeper yield curve. This “term-structure” positioning hurt performance, as rates declined and the yield curve flattened in anticipation of further monetary easing by the Fed.

How did you use derivatives during the period?

We used U.S. Treasury bond and note futures and interest-rate swaps — which allow two parties to exchange one stream of future interest payments for another — to take tactical positions at various points along the yield curve. In addition, we employed interest-rate swaps and “swaptions” — which give us the option to enter into swap contracts — to hedge the interest-rate risk associated with our mortgage pass-throughs and collateralized mortgage obligation [CMO] holdings.

What is your near-term outlook?

Our near-term outlook for the U.S. economy is for continued incremental growth. While we do not anticipate a significant economic slowdown, there are a handful of issues that could potentially derail the recovery, particularly the pending debt-ceiling negotiations and discussions surrounding any spending cuts associated with the “fiscal cliff.” Against this potential backdrop, we continue to believe non-government sectors remain the most attractive areas of the bond market. While yield spreads have tightened in many sectors of the market in recent months, the yield advantage of non-government sectors still appears to be worth their higher prices, in our view.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Bond investments are subject to interest-rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. The prices of bonds may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Michael V. Salm is Co-Head of Fixed Income at Putnam. He joined Putnam in 1997 and has been in the investment industry since 1989.

In addition to Michael, your fund’s portfolio managers are Daniel S. Choquette, CFA; Brett S. Kozlowski, CFA; and Kevin F. Murphy.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT Income Fund

A word about derivatives

Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement an investment strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge risk associated with a particular position. Derivatives may not appreciate in value, lose money, amplify traditional fixed-income risks through the creation of leverage, and be less liquid than traditional securities. Because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Putnam VT Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2012, to December 31, 2012. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/12		for the 6 months ended 12/31/12

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$3.10	$4.38	$3.05	$4.32

Ending value
(after expenses)	$1,052.40	$1,051.10	$1,022.12	$1,020.86

Annualized
expense ratio†	0.60%	0.85%	0.60%	0.85%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/12. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

4 Putnam VT Income Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Income Fund (the “fund”) at December 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2012 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2013

Putnam VT Income Fund 5

The fund’s portfolio 12/31/12

U.S. GOVERNMENT AND AGENCY MORTGAGE
OBLIGATIONS (44.4%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.3%)
Government National Mortgage Association
Pass-Through Certificates
3 1/2s, July 15, 2042	$3,126,011	$3,445,517
3s, TBA, January 1, 2043	12,000,000	12,756,563

		16,202,080
U.S. Government Agency Mortgage Obligations (40.1%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 5 1/2s, May 1, 2036 [i]	218,397	245,356

Federal Home Loan Mortgage Corporation
Pass-Through Certificates 3s, TBA,
January 1, 2043	9,000,000	9,407,813

Federal National Mortgage Association
Pass-Through Certificates
5s, March 1, 2038	145,789	157,748
4s, with due dates from June 1, 2042 to
November 1, 2042	34,070,518	37,869,251
3s, TBA, February 1, 2043	21,000,000	21,961,405
3s, TBA, January 1, 2043	79,000,000	82,795,705

		152,437,278
Total U.S. government and agency mortgage
obligations (cost $168,332,103)		$168,639,358

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020	$128,000	$140,473

U.S. Treasury Notes 1 3/8s, February 28, 2019 [i]	110,000	113,266

Total U.S. treasury obligations (cost $234,476)		$253,739

MORTGAGE-BACKED SECURITIES (38.0%)*	Principal amount	Value

Agency collateralized mortgage obligations (15.5%)
Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.952s, 2037	$523,237	$832,397
IFB Ser. 2976, Class LC, 23.654s, 2035	84,924	140,860
IFB Ser. 2979, Class AS, 23.507s, 2034	78,335	103,740
IFB Ser. 3072, Class SM, 23.03s, 2035	432,132	685,030
IFB Ser. 3065, Class DC, 19.233s, 2035	559,136	876,798
IFB Ser. 2990, Class LB, 16.412s, 2034	539,981	757,005
IFB Ser. 4074, Class US, IO, 6.441s, 2042	2,682,205	488,027
IFB Ser. 4105, Class HS, IO, 6.391s, 2042	1,397,663	303,517
IFB Ser. 3803, Class SP, IO, 6.391s, 2038	2,289,716	194,626
IFB Ser. 3907, Class KS, IO, 6.341s, 2040	1,901,041	250,236
IFB Ser. 3708, Class SA, IO, 6.241s, 2040	3,747,878	514,359
IFB Ser. 4112, Class SC, IO, 5.941s, 2042	3,217,615	514,822
IFB Ser. 4105, Class LS, IO, 5.941s, 2041	1,470,894	280,455
IFB Ser. 3852, Class NT, 5.791s, 2041	1,057,137	1,157,936
IFB Ser. 3752, Class PS, IO, 5.791s, 2040	2,569,300	382,671
Ser. 3632, Class CI, IO, 5s, 2038	164,304	9,045
Ser. 3626, Class DI, IO, 5s, 2037	92,553	2,846
Ser. 4122, Class TI, IO, 4 1/2s, 2042	1,766,144	250,792
Ser. 4018, Class DI, IO, 4 1/2s, 2041	2,192,285	269,015
Ser. 3747, Class HI, IO, 4 1/2s, 2037	571,974	43,624
Ser. 3707, Class PI, IO, 4 1/2s, 2025	2,356,022	186,267
Ser. 4116, Class MI, IO, 4s, 2042	3,579,423	488,432
Ser. 4090, Class BI, IO, 4s, 2042	862,056	93,412
Ser. 4026, Class JI, IO, 4s, 2041	978,404	99,797
Ser. 3751, Class MI, IO, 4s, 2034	2,323,547	40,128
Ser. 4077, Class AI, IO, 3s, 2027	3,828,881	404,330
Ser. T-56, Class A, IO, 0.524s, 2043	5,390,775	93,707

MORTGAGE-BACKED SECURITIES (38.0%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corp.
Ser. T-56, Class 3, IO, 0.484s, 2043	$2,756,933	$36,077
Ser. T-56, Class 1, IO, 0.298s, 2043	6,628,884	49,717
Ser. T-56, Class 2, IO, 0.132s, 2043	15,096,150	46,586
Ser. 3835, Class FO, PO, zero %, 2041	2,674,321	2,237,498
Ser. 3369, Class BO, PO, zero %, 2037	29,350	27,368
Ser. 3391, PO, zero %, 2037	84,211	76,122
Ser. 3300, PO, zero %, 2037	288,756	269,445
Ser. 3175, Class MO, PO, zero %, 2036	48,053	44,871
Ser. 3210, PO, zero %, 2036	71,225	67,567
FRB Ser. 3117, Class AF, zero %, 2036	15,687	13,013
FRB Ser. 3326, Class WF, zero %, 2035	40,163	38,556
FRB Ser. 3036, Class AS, zero %, 2035	25,764	22,258

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.642s, 2036	599,169	1,130,045
IFB Ser. 06-8, Class HP, 23.798s, 2036	501,792	849,112
IFB Ser. 05-45, Class DA, 23.651s, 2035	943,859	1,567,615
IFB Ser. 07-53, Class SP, 23.431s, 2037	379,575	614,147
IFB Ser. 05-122, Class SE, 22.366s, 2035	788,626	1,198,072
IFB Ser. 05-75, Class GS, 19.621s, 2035	529,818	776,658
IFB Ser. 05-106, Class JC, 19.474s, 2035	353,606	564,941
IFB Ser. 05-83, Class QP, 16.849s, 2034	118,001	164,577
IFB Ser. 11-4, Class CS, 12.481s, 2040	567,459	683,126
IFB Ser. 12-88, Class SB, IO, 6.46s, 2042	2,000,880	347,813
IFB Ser. 12-75, Class SK, IO, 6.44s, 2041	4,066,600	788,066
IFB Ser. 12-4, Class SN, IO, 6.39s, 2040	1,572,878	258,550
IFB Ser. 12-75, Class KS, IO, 6.34s, 2042	2,698,141	475,736
IFB Ser. 12-3, Class CS, IO, 6.34s, 2040	2,363,989	423,296
IFB Ser. 11-87, Class HS, IO, 6.29s, 2041	1,380,012	234,864
IFB Ser. 11-67, Class BS, IO, 6.29s, 2041	4,677,353	786,450
IFB Ser. 11-27, Class AS, IO, 6.27s, 2041	3,656,788	525,773
IFB Ser. 12-30, Class HS, IO, 6.24s, 2042	6,941,900	1,278,073
IFB Ser. 12-132, Class SB, IO, 5.99s, 2042	3,283,658	547,616
IFB Ser. 12-113, Class CS, IO, 5.94s, 2041	1,333,484	250,015
IFB Ser. 12-4, Class SY, IO, 5.74s, 2042	1,315,444	210,471
IFB Ser. 11-53, Class SY, IO, 5.74s, 2041	6,722,819	868,387
Ser. 12-129, Class TI, IO, 4 1/2s, 2040	2,605,735	390,339
Ser. 12-118, Class IO, IO, 4s, 2042	2,840,403	423,589
Ser. 12-124, Class UI, IO, 4s, 2042	5,927,225	951,912
Ser. 12-118, Class PI, IO, 4s, 2042	2,068,249	316,690
Ser. 12-96, Class PI, IO, 4s, 2041	2,772,439	360,805
Ser. 03-W10, Class 1, IO, 1.36s, 2043	3,825,282	162,126
Ser. 07-64, Class LO, PO, zero %, 2037	127,348	118,270
Ser. 372, Class 1, PO, zero %, 2036	158,663	150,705

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.611s, 2041	3,635,953	5,851,594
IFB Ser. 10-158, Class SD, 14.368s, 2040	855,000	1,257,466
IFB Ser. 11-70, Class WS, 9.279s, 2040	3,648,000	4,348,927
IFB Ser. 11-56, Class MS, 6.863s, 2041	175,084	194,890
IFB Ser. 11-61, Class CS, IO, 6.469s, 2035	5,297,631	688,697
IFB Ser. 10-163, Class SI, IO, 6.42s, 2037	1,601,428	228,205
IFB Ser. 11-70, Class SM, IO, 5.681s, 2041	1,760,000	436,462
IFB Ser. 10-37, Class SG, IO, 5.489s, 2040	4,778,985	742,367
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	2,985,094	486,943
Ser. 11-116, Class IA, IO, 4 1/2s, 2039	3,626,738	380,590
Ser. 11-70, PO, zero %, 2041	14,076,062	11,580,658
Ser. 10-151, Class KO, PO, zero %, 2037	555,236	506,209
Ser. 06-36, Class OD, PO, zero %, 2036	12,957	12,042

Structured Asset Securities Corp. IFB Ser. 07-4,
Class 1A3, IO, 6.04s, 2045	13,238,474	2,515,310

		59,041,151

6 Putnam VT Income Fund

MORTGAGE-BACKED SECURITIES (38.0%)* cont.	Principal amount	Value

Commercial mortgage-backed securities (11.0%)
Banc of America Commercial Mortgage Trust FRB
Ser. 06-2, Class AJ, 5.761s, 2045	$1,638,000	$1,679,114

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	185,899	191,912
Ser. 06-6, Class A2, 5.309s, 2045	1,053,313	1,067,441
Ser. 07-1, Class XW, IO, 0.314s, 2049	4,685,614	46,791

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.856s, 2042	9,122,246	86,105
Ser. 04-5, Class XC, IO, 0.698s, 2041	16,121,340	181,978
Ser. 02-PB2, Class XC, IO, 0.457s, 2035	1,494,911	15
Ser. 07-5, Class XW, IO, 0.38s, 2051	12,136,033	143,545
Ser. 05-1, Class XW, IO, 0.057s, 2042	109,691,994	33,895

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.966s, 2042	419,000	434,951
FRB Ser. 05-T20, Class C, 5.149s, 2042	438,000	424,860
Ser. 04-PR3I, Class X1, IO, 0.961s, 2041	2,044,740	20,928

Bear Stearns Commercial Mortgage
Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.452s, 2039	412,000	374,920
Ser. 06-PW14, Class X1, IO, 0.163s, 2038	8,650,296	168,681

Citigroup Commercial Mortgage Trust FRB
Ser. 05-C3, Class AJ, 4.96s, 2043	570,000	590,414

Citigroup/Deutsche Bank Commercial Mortgage
Trust 144A
Ser. 07-CD4, Class XW, IO, 0.379s, 2049	19,901,066	248,763
Ser. 07-CD4, Class XC, IO, 0.142s, 2049	57,713,574	432,852

Commercial Mortgage Pass-Through Certificates FRB
Ser. 06-C7, Class AM, 5.773s, 2046	990,000	1,081,743

Commercial Mortgage Pass-Through Certificates
144A Ser. 06-C8, Class XS, IO, 0.158s, 2046	28,253,382	361,078

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.762s, 2039	1,496,910	1,508,267
Ser. 06-C5, Class AX, IO, 0.161s, 2039	12,908,799	178,141

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.071s, 2049	43,718,286	162,234

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class D, 5.575s, 2036	512,000	551,200
FRB Ser. 05-C4, Class B, 5.29s, 2038	1,240,000	1,256,244
Ser. 05-C6, Class AJ, 5.23s, 2040	371,000	398,454
Ser. 05-C5, Class AJ, 5.1s, 2038	266,000	283,902
Ser. 03-CPN1, Class E, 4.891s, 2035	459,000	459,028

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	719,083	780,205
Ser. 02-CP3, Class AX, IO, 1.193s, 2035	1,021,712	4,804

DLJ Commercial Mortgage Corp. 144A FRB
Ser. 98-CG1, Class B4, 7.221s, 2031	849,606	862,491

First Union National Bank Commercial Mortgage
144A Ser. 01-C3, Class K, 6.155s, 2033	328,704	328,704

First Union National Bank-Bank of America
Commercial Mortgage Trust 144A Ser. 01-C1,
Class 3, IO, 1.611s, 2033	459,284	5

GE Business Loan Trust 144A Ser. 04-2, Class D,
2.959s, 2032	134,295	78,227

GE Capital Commercial Mortgage Corp. FRB
Ser. 05-C4, Class AJ, 5.307s, 2045	343,000	301,840

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.139s, 2045	110,530,217	463,164
Ser. 07-C1, Class XC, IO, 0.102s, 2049	59,487,641	435,985

MORTGAGE-BACKED SECURITIES (38.0%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.242s, 2029	$1,507,231	$58,135
Ser. 05-C1, Class X1, IO, 0.609s, 2043	20,531,644	257,754

Greenwich Capital Commercial Funding Corp. 144A
Ser. 03-C1, Class G, 4.773s, 2035	498,000	494,483

GS Mortgage Securities Corp. II
Ser. 06-GG8, Class AJ, 5.622s, 2039	467,000	426,225
Ser. 06-GG6, Class A2, 5.506s, 2038	189,388	195,070

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030 F	206,419	211,557
FRB Ser. 03-C1, Class J, 5.309s, 2040	777,000	777,000
Ser. 06-GG6, Class XC, IO, 0.089s, 2038	47,762,716	83,346

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-LD12, Class A3, 5.93s, 2051	804,000	855,293
FRB Ser. 06-LDP7, Class AJ, 5.871s, 2045	741,000	720,706
FRB Ser. 07-LD11, Class A2, 5.797s, 2049	2,480,930	2,548,634
FRB Ser. 04-CB9, Class B, 5.662s, 2041	593,000	608,715
FRB Ser. 02-C2, Class E, 5.4s, 2034	448,000	448,000
FRB Ser. 04-CBX, Class B, 5.021s, 2037	280,000	276,102
Ser. 06-LDP8, Class X, IO, 0.538s, 2045	28,194,882	451,767
Ser. 07-LDPX, Class X, IO, 0.306s, 2049	28,592,390	263,765

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
FRB Ser. 01-C1, Class H, 5.626s, 2035	439,044	440,010
Ser. 05-CB12, Class X1, IO, 0.339s, 2037	14,519,026	116,181
Ser. 06-LDP6, Class X1, IO, 0.042s, 2043	37,949,073	137,148

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031 F	314,997	319,745
Ser. 99-C1, Class G, 6.41s, 2031	554,198	560,261
Ser. 98-C4, Class G, 5.6s, 2035	222,028	226,091
Ser. 98-C4, Class H, 5.6s, 2035	441,000	479,367

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A3, 5.933s, 2040	544,000	605,147
Ser. 06-C7, Class A2, 5.3s, 2038	723,741	723,741
Ser. 07-C2, Class XW, IO, 0.498s, 2040	3,816,422	68,757

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036	1,600,000	1,391,013
Ser. 06-C7, Class XW, IO, 0.648s, 2038	19,685,043	404,134
Ser. 05-C2, Class XCL, IO, 0.342s, 2040	70,690,879	460,975
Ser. 06-C7, Class XCL, IO, 0.29s, 2038	36,861,500	624,839
Ser. 05-C7, Class XCL, IO, 0.21s, 2040	47,896,578	270,185
Ser. 07-C2, Class XCL, IO, 0.138s, 2040	82,688,329	1,155,735

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.276s, 2051	443,000	431,836
FRB Ser. 07-C1, Class A3, 5.849s, 2050	166,000	176,521
Ser. 06-C2, Class AJ, 5.802s, 2043	443,000	407,560

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.85s, 2039	6,779,720	71,526
Ser. 05-MCP1, Class XC, IO, 0.18s, 2043	19,995,428	224,769

Merrill Lynch/Countrywide Commercial Mortgage
Trust 144A Ser. 06-4, Class XC, IO, 0.188s, 2049	66,894,092	836,176

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 9.025s, 2037	618,664	27,840
Ser. 06-C4, Class X, IO, 6.142s, 2045	2,538,772	268,348
Ser. 05-C3, Class X, IO, 5.81s, 2044	948,840	66,609

Putnam VT Income Fund 7

MORTGAGE-BACKED SECURITIES (38.0%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class B, 5.832s, 2044	$1,330,000	$1,359,172
Ser. 07-IQ14, Class A2, 5.61s, 2049	367,474	379,638
Ser. 07-HQ12, Class A2FX, 5.575s, 2049	276,685	286,120
FRB Ser. 07-HQ12, Class A2, 5.575s, 2049	651,665	680,990
Ser. 06-HQ10, Class AJ, 5.389s, 2041	472,000	414,794

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.843s, 2043	536,000	551,839

Nomura Asset Securities Corp. 144A Ser. 98-D6,
Class B1, 6s, 2030	300,000	319,500

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E,
8s, 2038	831,751	124,763

TIAA Seasoned Commercial Mortgage Trust FRB
Ser. 07-C4, Class AJ, 5.565s, 2039	590,000	645,637

Wachovia Bank Commercial Mortgage Trust
Ser. 05-C17, Class D, 5.396s, 2042	1,450,000	1,404,035
Ser. 07-C30, Class A3, 5.246s, 2043	306,236	312,636
Ser. 06-C29, IO, 0.385s, 2048	31,642,073	437,610
Ser. 07-C34, IO, 0.345s, 2046	8,404,490	101,694

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 06-C26, Class XC, IO, 0.044s, 2045	12,157,066	27,475

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	73,000	63,875

		41,903,725
Residential mortgage-backed securities (non-agency) (11.5%)
ASG Resecuritization Trust 144A
FRB Ser. 09-2, Class G65, 5.094s, 2036	358,000	359,129
FRB Ser. 10-3, 0.517s, 2045	1,693,451	1,117,678

Citigroup Mortgage Loan Trust, Inc. 144A FRB
Ser. 09-7, Class 4A2, 2.614s, 2035	1,100,980	865,425

Countrywide Asset Backed Certificates
FRB Ser. 05-AB1, Class A3, 0.51s, 2035	3,303,398	2,906,990
FRB Ser. 07-11, Class 2A2, 0.33s, 2047	1,846,395	1,816,391

First Plus Home Loan Trust Ser. 97-3, Class B1,
7.79s, 2023 (in default) †	77,731	8

GSAA Home Equity Trust
FRB Ser. 04-10, Class AF4, 4.794s, 2034	891,691	937,866
FRB Ser. 05-8, Class A3, 0.64s, 2035	3,478,991	3,061,512
FRB Ser. 05-9, Class 2A3, 0.58s, 2035	1,353,114	1,238,099
FRB Ser. 05-6, Class A3, 0.58s, 2035	4,501,790	4,006,593

MASTR Adjustable Rate Mortgage Trust FRB
Ser. 04-13, Class 3A7, 2.63s, 2034	1,019,000	1,053,442

Mortgageit Trust Ser. 2005-2, Class 1A2, 0.54s,
2035	2,287,422	1,909,997

Opteum Mortgage Acceptance Corp. FRB Ser. 05-3,
Class A2, 0.55s, 2035	1,111,447	966,958

Structured Asset Mortgage Investments, Inc.
Ser. 07-AR4, Class X2, IO, 0 1/2s, 2047	32,063,973	660,518

WAMU Mortgage Pass-Through Certificates
FRB Ser. 2004-AR13, Class A1B2, 0.74s, 2034	4,108,915	3,615,846
FRB Ser. 05-AR11, Class A1C3, 0.72s, 2045	997,795	753,335
FRB Ser. 05-AR19, Class A1C3, 0.71s, 2045	2,805,103	2,075,776
FRB Ser. 05-AR11, Class A1B2, 0.66s, 2045	758,935	652,684
FRB Ser. 05-AR13, Class A1C4, 0.64s, 2045	5,569,125	4,121,153
FRB Ser. 05-AR8, Class 2AB2, 0.63s, 2045	3,310,748	2,946,566
FRB Ser. 05-AR17, Class A1B2, 0.62s, 2045	2,680,053	2,237,844
FRB Ser. 05-AR11, Class A1B3, 0.61s, 2045	2,865,911	2,464,683
FRB Ser. 05-AR8, Class 2AC3, 0.6s, 2045	598,268	505,536
FRB Ser. 05-AR2, Class 2A23, 0.59s, 2045	2,064,954	1,899,758
FRB Ser. 05-AR6, Class 2AB2, 0.58s, 2045	1,122,012	981,761

MORTGAGE-BACKED SECURITIES (38.0%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Wells Fargo Mortgage Backed Securities Trust FRB
Ser. 04-H, Class A1, 2.614s, 2034	$444,369	$453,256

		43,608,804

Total mortgage-backed securities (cost $123,575,799)		$144,553,680

CORPORATE BONDS AND NOTES (29.8%)*	Principal amount	Value

Basic materials (1.5%)
Airgas, Inc. sr. unsec. unsub. notes 3 1/4s, 2015	$135,000	$143,387

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 9 3/8s, 2019	155,000	197,203

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021
(Germany)	275,000	308,000

CF Industries, Inc. company guaranty sr. unsec.
unsub. notes 7 1/8s, 2020	190,000	239,122

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042	385,000	411,827

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022	270,000	282,777

Eastman Chemical Co. sr. unsec.
unsub. notes 6.3s, 2018	100,000	119,731

Eastman Chemical Co. sr. unsec.
unsub. notes 2.4s, 2017	90,000	92,992

Georgia-Pacific, LLC sr. unsec.
unsub. notes 7 3/4s, 2029	70,000	95,730

Georgia-Pacific, LLC 144A company
guaranty sr. notes 5.4s, 2020	110,000	130,860

International Paper Co. sr. unsec. notes
9 3/8s, 2019	307,000	416,415

International Paper Co. sr. unsec. notes
7.95s, 2018	492,000	636,070

LyondellBasell Industries NV sr. unsec. notes
6s, 2021	200,000	234,500

Methanex Corp. sr. unsec. unsub. notes 3 1/4s,
2019 (Canada)	76,000	76,560

Packaging Corp. of America sr. unsec.
unsub. notes 3.9s, 2022	140,000	144,977

PPG Industries, Inc. sr. unsec.
unsub. debs. 7.4s, 2019	170,000	209,119

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 5.2s, 2040 (Australia)	365,000	428,960

Rock-Tenn Co. 144A sr. unsec. notes 4.9s, 2022	32,000	34,582

Rock-Tenn Co. 144A sr. unsec. notes 4.45s, 2019	33,000	35,603

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	225,000	303,824

Sealed Air Corp. sr. notes 7 7/8s, 2017	80,000	85,300

Temple-Inland, Inc. sr. unsec.
unsub. notes 6 5/8s, 2018	230,000	276,344

Union Carbide Corp. sr. unsec.
unsub. bonds 7 3/4s, 2096	85,000	101,659

Westvaco Corp. company guaranty sr. unsec.
unsub. notes 7.95s, 2031	115,000	150,296

Xstrata Finance Canada, Ltd. 144A company
guaranty sr. unsec. notes 6s, 2041 (Canada)	15,000	16,206

Xstrata Finance Canada, Ltd. 144A company
guaranty sr. unsec. unsub. bonds 5.8s, 2016
(Canada)	305,000	344,317

		5,516,361
Capital goods (0.5%)
B/E Aerospace, Inc. sr. unsec.
unsub. notes 5 1/4s, 2022	310,000	328,600

Legrand SA unsec. unsub. debs. 8 1/2s, 2025
(France)	458,000	604,793

Parker Hannifin Corp. sr. unsec.
unsub. notes Ser. MTN, 6 1/4s, 2038	205,000	281,159

8 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (29.8%)* cont.	Principal amount	Value

Capital goods cont.
Republic Services, Inc. company
guaranty sr. unsec. notes 5.7s, 2041	$90,000	$107,137

Republic Services, Inc. company
guaranty sr. unsec. notes 3.8s, 2018	110,000	121,346

Republic Services, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2019	210,000	248,691

United Technologies Corp. sr. unsec.
unsub. notes 4 1/2s, 2042	155,000	172,230

United Technologies Corp. sr. unsec.
unsub. notes 3.1s, 2022	95,000	100,604

		1,964,560
Communication services (2.8%)
American Tower Corp. sr. unsec. notes 7s, 2017 R	505,000	603,907

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	195,000	232,302

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	510,000	653,935

AT&T, Inc. 144A sr. unsec. unsub. notes 4.35s, 2045	442,000	443,987

CC Holdings GS V, LLC 144A company
guaranty sr. notes 3.849s, 2023	100,000	101,731

CenturyLink, Inc. sr. unsec. debs. Ser. G,
6 7/8s, 2028	450,000	464,972

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P,
7.6s, 2039	190,000	197,220

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	205,000	277,994

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	40,000	47,686

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	635,000	716,511

DISH DBS Corp. company guaranty sr. unsec.
notes 6 3/4s, 2021	95,000	108,300

France Telecom sr. unsec. unsub. notes 4 1/8s,
2021 (France)	76,000	83,748

Frontier Communications Corp. sr. unsec.
notes 8 1/2s, 2020	275,000	316,250

NBCUniversal Media, LLC sr. unsec.
unsub. notes 6.4s, 2040	325,000	417,012

NBCUniversal Media, LLC sr. unsec.
unsub. notes 5.15s, 2020	255,000	302,291

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	633,000	738,436

Rogers Communications, Inc. company
guaranty notes 6.8s, 2018 (Canada)	295,000	374,044

SBA Tower Trust 144A company
guaranty sr. notes 5.101s, 2017	950,000	1,062,147

SBA Tower Trust 144A notes 2.933s, 2017	175,000	181,878

TCI Communications, Inc. company
guaranty sr. unsec. unsub. debs. 7 7/8s, 2026	555,000	780,085

Telecom Italia Capital SA company guaranty
sr. unsec. unsub. notes 6.175s, 2014 (Italy)	75,000	79,050

Telefonica Emisiones SAU company
guaranty sr. unsec. notes 5.462s, 2021 (Spain)	465,000	495,806

Telefonica Emisiones SAU company guaranty
sr. unsec. unsub. notes 6.221s, 2017 (Spain)	140,000	155,750

Time Warner Cable, Inc. company
guaranty sr. notes 7.3s, 2038	575,000	763,990

Time Warner Cable, Inc. company
guaranty sr. unsec. 6 3/4s, 2018	40,000	50,046

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2039	125,000	158,547

Verizon Communications, Inc. sr. unsec.
notes 7.35s, 2039	230,000	340,949

CORPORATE BONDS AND NOTES (29.8%)* cont.	Principal amount	Value

Communication services cont.
Verizon Communications, Inc. sr. unsec.
unsub. notes 8 3/4s, 2018	$29,000	$40,282

Verizon New Jersey, Inc. debs. 8s, 2022	40,000	54,149

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	554,206

		10,797,211
Consumer cyclicals (2.4%)
ADT Corp. (The) 144A company guaranty sr. unsec.
notes 4 7/8s, 2042	260,000	247,919

ADT Corp. (The) 144A company guaranty sr. unsec.
notes 3 1/2s, 2022	365,000	354,898

Advance Auto Parts, Inc. company
guaranty sr. unsec. notes 5 3/4s, 2020	238,000	256,441

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	210,000	237,300

CBS Corp. company guaranty sr. unsec.
debs. notes 7 7/8s, 2030	520,000	717,986

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5.7s, 2020	385,000	417,725

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 6.35s, 2040	370,000	424,775

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2019	475,000	561,424

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95s, 2020	270,000	300,403

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097	48,000	54,480

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	485,000	595,944

Ford Motor Credit Co., LLC sr. unsec.
notes 4.207s, 2016	350,000	373,316

Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 5 3/4s, 2021	245,000	282,075

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s,
2040 (Mexico)	180,000	229,643

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018
(Mexico)	320,000	377,744

Limited Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021	275,000	316,250

Limited Brands, Inc. sr. notes 5 5/8s, 2022	125,000	136,563

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5 1/8s, 2042	70,000	75,455

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 3 7/8s, 2022	105,000	111,796

Marriott International, Inc. sr. unsec. unsub
notes 3s, 2019	160,000	165,096

News America Holdings, Inc. company
guaranty sr. unsec. debs. 7 3/4s, 2024	420,000	528,731

News America Holdings, Inc. debs. 7 3/4s, 2045	230,000	325,080

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022	90,000	93,057

Owens Corning company guaranty sr. unsec.
notes 9s, 2019	44,000	55,110

QVC, Inc. 144A sr. notes 7 1/8s, 2017	220,000	230,710

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	175,000	247,342

Time Warner, Inc. company guaranty sr. unsec.
bonds 7.7s, 2032	460,000	643,161

Time Warner, Inc. company guaranty sr. unsec.
notes 4.7s, 2021	40,000	45,556

Time Warner, Inc. debs. 9.15s, 2023	325,000	479,935

Toyota Motor Credit Corp. sr. unsec.
unsub. notes 3.3s, 2022	410,000	447,791

		9,333,706

Putnam VT Income Fund 9

CORPORATE BONDS AND NOTES (29.8%)* cont.	Principal amount	Value

Consumer staples (2.5%)
Altria Group, Inc. company guaranty sr. unsec.
notes 9.7s, 2018	$48,000	$67,197

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	194,000	269,882

Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 2.85s, 2022	510,000	504,379

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 8.2s, 2039	396,000	650,340

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021
(Bermuda)	470,000	527,263

Campbell Soup Co. debs. 8 7/8s, 2021	345,000	500,148

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017	208,000	221,000

Costco Wholesale Corp. sr. unsec.
unsub. notes 1.7s, 2019	290,000	292,801

CVS Pass-Through Trust 144A company
guaranty sr. notes 7.507s, 2032	753,652	993,479

Darden Restaurants, Inc. sr. unsec.
unsub. notes 6.8s, 2037	750,000	889,676

Delhaize Group company guaranty sr. unsec.
notes 5.7s, 2040 (Belgium)	140,000	131,226

Delhaize Group company guaranty sr. unsec.
notes 4 1/8s, 2019 (Belgium)	245,000	252,901

Diageo Investment Corp. company
guaranty sr. unsec. unsub. notes 4 1/4s, 2042	450,000	479,497

General Mills, Inc. sr. unsec. notes 5.65s, 2019	85,000	103,684

Kraft Foods Group, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 1/2s, 2040	411,000	541,764

Kraft Foods Group, Inc. 144A company
guaranty sr. unsec. unsub. notes 5s, 2042	550,000	618,474

Kroger Co. company guaranty sr. unsec.
unsub. notes 6.4s, 2017	200,000	241,405

McDonald’s Corp. sr. unsec. Ser. MTN, 6.3s, 2038	220,000	307,061

McDonald’s Corp. sr. unsec. bonds 6.3s, 2037	345,000	478,224

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	145,000	189,353

SABMiller Holdings, Inc. 144A company
guaranty sr. unsec. notes 4.95s, 2042	200,000	226,705

Tyson Foods, Inc. company guaranty sr. unsec.
unsub. notes 6.6s, 2016	235,000	269,297

WPP Finance UK company guaranty sr. unsec.
notes 8s, 2014 (United Kingdom)	555,000	613,741

		9,369,497
Energy (2.0%)
Access Midstream Partners, LP/ACMP Finance Corp.
company guaranty sr. unsec. notes 5 7/8s, 2021	197,000	209,313

Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	565,000	747,532

BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 4.742s, 2021
(United Kingdom)	605,000	708,476

BP Capital Markets PLC company guaranty
sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)	185,000	213,205

Cenovus Energy, Inc. sr. unsec.
unsub. notes 4.45s, 2042 (Canada)	185,000	192,988

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	310,000	339,591

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	155,000	190,260

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	185,000	245,740

Motiva Enterprises, LLC 144A sr. unsec.
notes 6.85s, 2040	150,000	207,647

CORPORATE BONDS AND NOTES (29.8%)* cont.	Principal amount	Value

Energy cont.
Noble Holding International, Ltd. company
guaranty sr. unsec. notes 6.05s, 2041	$360,000	$420,763

Petrobras International Finance Co. company
guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)	215,000	272,424

Petrobras International Finance Co. company
guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)	825,000	928,802

Petrohawk Energy Corp. company
guaranty sr. unsec. notes 7 1/4s, 2018	245,000	276,592

Pride International, Inc. sr. unsec.
notes 7 7/8s, 2040	130,000	190,693

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 5 1/2s, 2014 (Qatar)	500,000	538,250

Spectra Energy Capital, LLC company
guaranty sr. unsec. unsub. notes 6.2s, 2018	50,000	60,881

Spectra Energy Capital, LLC sr. notes 8s, 2019	325,000	428,863

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021	225,000	239,579

Statoil ASA company guaranty sr. unsec.
notes 5.1s, 2040 (Norway)	430,000	518,082

Weatherford Bermuda company guaranty sr. unsec.
notes 9 5/8s, 2019	210,000	273,973

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.8s, 2037	95,000	107,679

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.35s, 2017	115,000	131,625

Weatherford International, Ltd. company
guaranty 6 1/2s, 2036	90,000	100,222

		7,543,180
Financials (12.1%)
ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s,
2017 (Netherlands)	200,000	218,143

ABN AMRO North American Holding Preferred Capital
Repackage Trust I 144A jr. unsec. sub. bonds FRB
3.407s, perpetual maturity	580,000	580,000

Aflac, Inc. sr. unsec. notes 6.9s, 2039	460,000	611,685

Aflac, Inc. sr. unsec. notes 6.45s, 2040	320,000	404,694

American Express Bank FSB sr. unsec. FRN
Ser. BKNT, 0.512s, 2017	570,000	558,613

American Express Co. 144A sr. unsec. notes 2.65s, 2022	920,000	916,337

American International Group, Inc. jr.
sub. bonds FRB 8.175s, 2058	266,000	346,465

Aon PLC 144A company guaranty sr. unsec.
bonds 4 1/4s, 2042	1,065,000	1,015,705

Associates Corp. of North America sr. unsec.
notes 6.95s, 2018	52,000	62,639

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	485,000	540,395

AXA SA 144A jr. unsec. sub. notes FRN 6.463s,
perpetual maturity (France)	140,000	137,200

Banco del Estado de Chile 144A sr. unsec.
notes 2s, 2017 (Chile)	150,000	149,663

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s,
2022 (Brazil)	635,000	694,582

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017	160,000	186,495

Bank of America Corp. sr. unsec.
unsub. notes 6 1/2s, 2016	420,000	484,999

Barclays Bank PLC unsec. sub. notes 7 5/8s, 2022
(United Kingdom)	300,000	301,104

Barclays Bank PLC 144A sub. notes 10.179s, 2021
(United Kingdom)	525,000	714,746

Barclays Bank PLC 144A unsec. sub. notes 6.05s,
2017 (United Kingdom)	700,000	774,472

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	455,000	547,311

10 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (29.8%)* cont.	Principal amount	Value

Financials cont.
Bear Stearns Cos., Inc. (The) sr. unsec.
notes 7 1/4s, 2018	$715,000	$895,926

BNP Paribas SA 144A jr. unsec. sub. notes FRN
7.195s, 2049 (France)	100,000	102,500

BNP Paribas SA 144A jr. unsec. sub. notes FRN
5.186s, perpetual maturity (France)	202,000	194,930

Camden Property Trust sr. unsec. notes 4 7/8s,
2023 R	965,000	1,091,637

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	120,000	143,809

Citigroup, Inc. sr. unsec. sub. FRN 0.581s, 2016	812,000	767,666

CNA Financial Corp. sr. unsec.
unsub. notes 5 3/4s, 2021	255,000	299,091

CNA Financial Corp. unsec. notes 6 1/2s, 2016	350,000	403,804

Commonwealth Bank of Australia 144A sr. unsec.
notes 5s, 2019 (Australia)	75,000	87,158

Commonwealth Bank of Australia 144A sr. unsec.
notes 3 3/4s, 2014 (Australia)	40,000	42,168

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	185,000	219,350

Duke Realty LP sr. unsec. notes 6 1/4s, 2013 R	22,000	22,435

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021	360,000	392,280

GATX Financial Corp. notes 5.8s, 2016	235,000	259,938

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067	565,000	595,369

General Electric Capital Corp. sr. unsec. 5 5/8s, 2018	90,000	106,878

General Electric Capital Corp. sr. unsec. FRN
Ser. MTN, 0.51s, 2016	100,000	98,498

General Electric Capital Corp. unsec.
sub. notes 5.3s, 2021	880,000	1,021,488

Genworth Financial, Inc. sr. unsec.
unsub. notes 7 5/8s, 2021	290,000	320,035

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	40,000	50,240

Goldman Sachs Group, Inc. (The) sr. unsec. 6.15s, 2018	230,000	270,197

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	454,000	507,409

Hartford Financial Services Group, Inc. (The) jr.
unsec. sub. debs. FRB 8 1/8s, 2038	400,000	460,500

Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 6 5/8s, 2040	330,000	414,251

HBOS Capital Funding LP 144A bank guaranty jr.
unsec. sub. FRB 6.071s, perpetual maturity (Jersey)	900,000	783,000

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018
(United Kingdom)	635,000	683,419

Health Care REIT, Inc. sr. unsec.
unsub. notes 3 3/4s, 2023 R	235,000	236,694

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	410,000	462,397

HSBC Finance Capital Trust IX FRN 5.911s, 2035	1,300,000	1,296,750

HSBC USA Capital Trust I 144A jr. bank
guaranty unsec. notes 7.808s, 2026	310,000	314,650

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 7 3/4s, 2016	350,000	362,688

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019	260,000	278,850

International Lease Finance Corp. sr. unsec.
unsub. notes 4 7/8s, 2015	108,000	112,050

JPMorgan Chase & Co. jr. unsec. sub. FRN
notes 7.9s, perpetual maturity	156,000	176,750

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	405,000	479,455

JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. notes FRN 1.31s, 2047	2,137,000	1,623,966

CORPORATE BONDS AND NOTES (29.8%)* cont.	Principal amount	Value

Financials cont.
Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. notes FRN 7s, 2037	$220,000	$218,625

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	540,000	552,030

Lloyds TSB Bank PLC company guaranty sr. unsec.
sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	845,000	933,700

Loews Corp. notes 5 1/4s, 2016	210,000	234,050

Macquarie Bank Ltd. 144A unsec.
sub. notes 6 5/8s, 2021 (Australia)	545,000	602,410

Massachusetts Mutual Life Insurance Co. 144A
notes 8 7/8s, 2039	755,000	1,140,082

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	875,000	1,138,987

Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTN, 6 7/8s, 2018	125,000	150,682

MetLife Capital Trust IV 144A jr.
sub. debs. 7 7/8s, 2037	1,500,000	1,837,500

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	85,000	90,884

Metropolitan Life Global Funding I 144A
notes 3.65s, 2018	130,000	140,479

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016	445,000	493,313

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R	355,000	385,175

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	260,000	273,481

Nationwide Health Properties, Inc. unsec.
notes 6 1/4s, 2013 R	195,000	195,785

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	205,000	252,084

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	515,000	530,134

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	42,000	45,975

Progressive Corp. (The) jr. unsec. sub. notes FRN
6.7s, 2037	840,000	907,200

Prudential Financial, Inc. jr. unsec. sub. FRN
notes 5 5/8s, 2043	650,000	672,750

Prudential Financial, Inc. sr. unsec.
notes 6 5/8s, 2040	270,000	339,225

Rabobank Nederland 144A jr. unsec. sub. notes FRN
11s, perpetual maturity (Netherlands)	175,000	236,688

Rayonier, Inc. company guaranty sr. unsec.
unsub. notes 3 3/4s, 2022 R	125,000	127,846

Royal Bank of Scotland PLC (The)
sr. sub. notes FRN 9 1/2s, 2022 (United Kingdom)	515,000	604,816

Royal Bank of Scotland PLC (The) sr. unsec.
unsub. notes 6.4s, 2019 (United Kingdom)	150,000	177,246

Santander Issuances S.A. Unipersonal 144A bank
guaranty unsec. sub. notes 5.911s, 2016 (Spain)	800,000	820,000

SL Green Realty Corp./SL Green Operating
Partnership/Reckson Operating Partnership
sr. unsec. notes 5s, 2018 R	185,000	200,643

Standard Chartered PLC 144A jr. sub. bonds FRB
7.014s, 2049 (United Kingdom)	600,000	645,573

State Street Capital Trust IV company
guaranty jr. unsec. sub. bonds FRB 1.308s, 2037	1,525,000	1,161,505

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020 R	240,000	285,746

TD Ameritrade Holding Corp. company
guaranty sr. unsec. unsub. notes 5.6s, 2019	385,000	456,926

Teachers Insurance & Annuity Association
of America 144A notes 6.85s, 2039	239,000	324,150

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015 R	465,000	488,391

Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038	1,110,000	1,523,609

WEA Finance, LLC 144A company
guaranty sr. notes 7 1/8s, 2018	935,000	1,152,110

Putnam VT Income Fund 11

CORPORATE BONDS AND NOTES (29.8%)* cont.	Principal amount	Value

Financials cont.
Wells Fargo Bank NA unsec. sub. notes FRN
0.52s, 2016	$400,000	$391,497

Westpac Capital Trust III 144A unsec.
sub. notes FRN 5.819s, perpetual maturity	645,000	644,291

Willis Group Holdings Ltd. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2021	410,000	466,594

Willis Group North America, Inc. company
guaranty 6.2s, 2017	245,000	278,926

ZFS Finance USA Trust V 144A bonds FRB
6 1/2s, 2037	218,000	232,170

		46,176,752
Health care (0.9%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	755,000	1,047,355

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042	195,000	227,032

Coventry Health Care, Inc. sr. unsec.
notes 5.45s, 2021	420,000	498,938

Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. notes 5 5/8s, 2019	90,000	96,638

Fresenius Medical Care US Finance, Inc. 144A
company guaranty sr. notes 5 3/4s, 2021	277,000	296,390

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 4 3/4s, 2020	97,000	107,529

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4 5/8s, 2041	165,000	176,544

Watson Pharmaceuticals, Inc. sr. unsec.
notes 4 5/8s, 2042	175,000	182,259

Watson Pharmaceuticals, Inc. sr. unsec.
notes 3 1/4s, 2022	140,000	143,378

Watson Pharmaceuticals, Inc. sr. unsec.
notes 1 7/8s, 2017	35,000	35,445

WellPoint, Inc. notes 7s, 2019	405,000	504,609

		3,316,117
Technology (0.3%)
Brocade Communications Systems, Inc. company
guaranty sr. notes 6 7/8s, 2020	155,000	167,013

Brocade Communications Systems, Inc. company
guaranty sr. notes 6 5/8s, 2018	100,000	103,250

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	65,000	74,953

Lexmark International Inc, sr. unsec. notes 5.9s, 2013	405,000	411,388

Xerox Corp. sr. unsec. notes 4 1/2s, 2021	185,000	195,887

		952,491
Transportation (0.5%)
Burlington Northern Santa Fe Corp. sr. unsec.
notes 5 3/4s, 2018	160,000	193,569

Continental Airlines, Inc. pass-through
certificates Ser. 97-4A, 6.9s, 2018	164,971	179,406

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	95,000	101,367

Delta Air Lines, Inc. pass-through certificates
6.2s, 2018	106,506	120,219

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	210,000	254,983

Ryder System, Inc. sr. unsec.
unsub. notes 2 1/2s, 2018	85,000	86,464

Southwest Airlines Co. pass-through certificates
Ser. 07-1, 6.15s, 2022	282,604	330,293

Union Pacific Corp. 144A pass-through
certificates 5.214s, 2014	295,000	313,596

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	219,845	236,333

		1,816,230
Utilities and power (4.3%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	150,000	151,206

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	255,000	300,902

CORPORATE BONDS AND NOTES (29.8%)* cont.	Principal amount	Value

Utilities and power cont.
Arizona Public Services Co. sr. unsec.
notes 4 1/2s, 2042	$110,000	$116,791

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	370,000	447,569

Beaver Valley Funding Corp. sr. bonds 9s, 2017	197,000	200,461

Boardwalk Pipelines LP company
guaranty sr. unsec. notes 5 7/8s, 2016	680,000	769,464

Bruce Mansfield Unit pass-through certificates
6.85s, 2034	878,748	914,996

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019	610,000	793,622

Commonwealth Edison Co. 1st mtge. sec.
bonds 5 7/8s, 2033	195,000	247,512

Consolidated Edison Co. of New York sr. unsec.
unsub. notes 4.2s, 2042	205,000	218,478

Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017	75,000	90,454

Duke Energy Carolinas, LLC sr. mtge.
notes 4 1/4s, 2041	215,000	224,772

EDP Finance BV 144A sr. unsec. unsub. notes 6s,
2018 (Netherlands)	630,000	660,547

El Paso Natural Gas Co. sr. unsec.
unsub. bonds 8 3/8s, 2032	380,000	539,886

El Paso Pipeline Partners Operating Co., LP
company guaranty sr. unsec. notes 6 1/2s, 2020	230,000	279,450

Electricite de France SA (EDF) 144A notes 6.95s,
2039 (France)	415,000	554,918

Enel Finance International SA 144A company
guaranty sr. unsec. notes 5 1/8s, 2019
(Netherlands)	280,000	295,922

Energy Transfer Partners LP sr. unsec.
unsub. notes 6 1/2s, 2042	285,000	347,928

Energy Transfer Partners LP sr. unsec.
unsub. notes 5.2s, 2022	145,000	164,871

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 4.85s, 2042	330,000	354,206

Iberdrola International BV company guaranty
sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)	170,000	183,170

ITC Holdings Corp. 144A notes 5 7/8s, 2016	450,000	511,396

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	140,000	164,159

Kansas Gas and Electric Co. bonds 5.647s, 2021	182,586	206,574

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	490,000	618,547

MidAmerican Energy Holdings Co. sr. unsec.
bonds 6 1/2s, 2037	185,000	245,721

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029	175,000	232,436

Narragansett Electric Co./The 144A sr. unsec.
notes 4.17s, 2042	360,000	356,706

Pacific Gas & Electric Co. sr. unsec.
notes 6.35s, 2038	155,000	207,460

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	265,000	330,633

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	205,000	276,138

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	450,000	508,203

PPL WEM Holdings PLC 144A sr. unsec.
notes 5 3/8s, 2021 (United Kingdom)	945,000	1,062,839

Puget Sound Energy, Inc. jr. sub. FRN Ser. A,
6.974s, 2067	610,000	647,363

Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6.572s, 2017	105,000	126,629

Texas-New Mexico Power Co. 144A 1st mtge.
bonds 9 1/2s, 2019	415,000	557,929

Trans-Canada Pipelines, Ltd. jr. unsec.
sub. notes FRN 6.35s, 2067 (Canada)	915,000	980,771

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	395,000	471,710

12 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (29.8%)* cont.	Principal amount		Value

Utilities and power cont.
Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042		$40,000	$41,743

Wisconsin Energy Corp. jr. unsec. sub. notes FRN
6 1/4s, 2067		815,000	877,126

			16,281,208

Total corporate bonds and notes (cost $99,787,888)		$113,067,313

MUNICIPAL BONDS AND NOTES (0.5%)*	Principal amount		Value

CA State G.O. Bonds (Build America Bonds),
7 1/2s, 4/1/34		$350,000	$487,113

IL State G.O. Bonds
4.421s, 1/1/15		165,000	175,260
4.071s, 1/1/14		490,000	504,862

North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49		285,000	384,767

OH State U. Rev. Bonds (Build America Bonds),
4.91s, 6/1/40		255,000	301,476

Total municipal bonds and notes (cost $1,547,391)			$1,853,478

PURCHASED SWAP OPTIONS
OUTSTANDING (0.1%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Barclays Bank PLC
(2)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2	$29,886,000	$217,480

1.5/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/1.5	29,886,000	36,162

Credit Suisse International
(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	24,073,000	64,275

Deutsche Bank AG
(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	24,073,000	64,275

1.4/3 month USD-LIBOR-BBA/Jan-23 E	Jan-13/1.4	190,621,000	191

Goldman Sachs International
(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	24,073,000	64,275

1.4/3 month USD-LIBOR-BBA/Jan-23 E	Jan-13/1.4	190,621,000	191

JPMorgan Chase Bank N.A.
1.4/3 month USD-LIBOR-BBA/Jan-23 E	Jan-13/1.4	190,621,000	191

Total purchased swap options outstanding (cost $1,233,366)			$447,040

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.1%)*	Principal amount		Value

Korea Development Bank sr. unsec.
unsub. notes 4s, 2016		$400,000	$432,516

Total foreign government and agency
bonds and notes (cost $398,645)			$432,516

SENIOR LOANS (—%)* [c]	Principal amount		Value

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 5.46s, 2018		$62,450	$55,698

SunGard Data Systems, Inc. bank term loan FRN
1.959s, 2014		1,638	1,640

SunGard Data Systems, Inc. bank term loan FRN
Ser. B, 3.865s, 2016		41,772	41,955

Total senior loans (cost $101,538)			$99,293

COMMON STOCKS (—%)*		Shares	Value

HealthSouth Corp. †		320	$6,755

Total common stocks (cost $6,547)			$6,755

SHORT-TERM INVESTMENTS (18.8%)*	Principal amount/shares	Value

Straight-A Funding, LLC commercial paper
with an effective yield of 0.178%,
February 5, 2013	$6,500,000	$6,498,863

Straight-A Funding, LLC commercial paper
with an effective yield of 0.178%,
February 4, 2013	5,000,000	4,999,150

U.S. Treasury Bills with an effective yield
of 0.130%, October 17, 2013 # ## §	2,633,000	2,630,212

U.S. Treasury Bills zero % June 20, 2013 [i]	111,000	110,956

Putnam Money Market Liquidity Fund 0.14% L	56,836,229	56,836,229

SSgA Prime Money Market Fund 0.08% P	390,000	390,000

Total short-term investments (cost $71,465,441)		$71,465,410

Total investments (cost $466,683,194)		$500,818,582

Key to holding’s abbreviations

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay
interest rates that vary inversely to changes in the market
interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2012 through December 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $379,960,720.

† Non-income-producing security.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

E Extended settlement date on premium.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

Putnam VT Income Fund 13

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $166,222,254 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/12	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr
(Long)	32	4,720,000	Mar-13	$(66,065)

U.S. Treasury Bond Ultra
30 yr (Long)	46	7,479,313	Mar-13	(156,417)

U.S. Treasury Note 2 yr
(Long)	2	440,938	Mar-13	121

U.S. Treasury Note 5 yr
(Long)	266	33,094,141	Mar-13	(12,974)

U.S. Treasury Note 10 yr
(Long)	486	64,531,688	Mar-13	(220,923)

U.S. Treasury Note 10 yr
(Short)	19	2,522,844	Mar-13	8,636

Total				$(447,622)

WRITTEN SWAP OPTIONS
OUTSTANDING at 12/31/12
(premiums $258,104)
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration date/	Contract
Floating rate index/Maturity date	strike	amount	Value

Deutsche Bank AG
(1.75)/3 month USD-LIBOR-BBA/
Mar-23 E	Mar-13/1.75	$6,704,000	$43,576

1.75/3 month USD-LIBOR-BBA/
Mar-23 E	Mar-13/1.75	6,704,000	117,990

Total			$161,566

E Extended settlement date on premium.

TBA SALE COMMITMENTS OUTSTANDING
at 12/31/12 (proceeds receivable	Principal	Settlement
$69,128,750)	amount	date	Value

Federal National Mortgage Association, 3s,
January 1, 2043	$66,000,000	1/14/13	$69,171,095

Total			$69,171,095

14 Putnam VT Income Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12

	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
$23,119,700 E	$(350,263)	3/20/23	1.75%	3 month	$(93,635)
				USD-LIBOR-BBA

Barclays Bank PLC
20,305,000 E	17,155	3/20/15	0.45%	3 month	1,316
				USD-LIBOR-BBA

8,418,000 E	119,592	3/20/23	3 month USD-LIBOR-BBA	1.75%	26,152

1,909,000 E	7,292	3/20/18	3 month USD-LIBOR-BBA	0.90%	7,121

2,435,000 E	(122,481)	3/20/43	2.60%	3 month	(23,327)
				USD-LIBOR-BBA

3,792,000 E	(627)	3/20/15	3 month USD-LIBOR-BBA	0.45%	2,330

10,053,000 E	(112,836)	3/20/23	1.75%	3 month	(1,248)
				USD-LIBOR-BBA

Citibank, N.A.
581,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	17,105

6,678,000 E	9,480	3/20/15	0.45%	3 month	4,271
				USD-LIBOR-BBA

1,472,000 E	(9,494)	3/20/23	1.75%	3 month	6,845
				USD-LIBOR-BBA

1,472,000 E	14,278	3/20/23	3 month USD-LIBOR-BBA	1.75%	(2,061)

Credit Suisse International
39,331,000 E	45,535	3/20/15	0.45%	3 month	14,857
				USD-LIBOR-BBA

4,898,000 E	(44,683)	3/20/23	1.75%	3 month	9,685
				USD-LIBOR-BBA

46,130,000 E	443,007	3/20/23	3 month USD-LIBOR-BBA	1.75%	(69,035)

6,430,000 E	(6,561)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(1,545)

756,000 E	19,917	3/20/43	3 month USD-LIBOR-BBA	2.60%	(10,868)

46,466,000 E	(2,852)	3/20/18	0.90%	3 month	1,330
				USD-LIBOR-BBA

Deutsche Bank AG
5,516,000 E	4,314	3/20/18	0.90%	3 month	4,811
				USD-LIBOR-BBA

239,000 E	3,155	3/20/23	3 month USD-LIBOR-BBA	1.75%	502

35,148,000 E	(236,935)	3/20/23	1.75%	3 month	153,207
				USD-LIBOR-BBA

Goldman Sachs International
13,674,000 E	144,570	3/20/23	3 month USD-LIBOR-BBA	1.75%	(7,212)

31,375,000 E	(588,290)	3/20/23	1.75%	3 month	(240,031)
				USD-LIBOR-BBA

2,212,000 E	(1,770)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(44)

11,487,000 E	3,956	3/20/15	0.45%	3 month	(5,004)
				USD-LIBOR-BBA

7,094,000 E	351,961	3/20/43	3 month USD-LIBOR-BBA	2.60%	63,093

JPMorgan Chase Bank N.A.
4,416,000 E	(27,710)	3/20/23	1.75%	3 month	21,307
				USD-LIBOR-BBA

5,789,000 E	36,209	3/20/23	3 month USD-LIBOR-BBA	1.75%	(28,049)

Royal Bank of Scotland PLC (The)
2,211,000 E	(15,549)	3/20/23	1.75%	3 month	8,997
				USD-LIBOR-BBA

Total					$(139,130)

E Extended effective date.

Putnam VT Income Fund 15

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12

	Upfront		Payments	Payments
Notional	premium	Termination	made by	received by	Unrealized
amount	received (paid)	date	fund per annum	fund per annum	appreciation

$146,100 E	$(1,323)	3/20/23	1.75%	3 month	$298
				USD-LIBOR-BBA

Total					$298

E Extended effective date.

16 Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America N.A.
$557,028	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$123
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Barclays Bank PLC
1,855,129	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,638)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,521,363	—	1/12/40	4.50% (1 month	Synthetic MBX Index	6,274
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

4,198,509	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(5,971)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,855,378	—	1/12/40	5.00% (1 month	Synthetic MBX Index	5,381
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,386,401	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,748
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,014,611	—	1/12/41	4.00% (1 month	Synthetic TRS Index	224
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,885,577	—	1/12/41	4.00% (1 month	Synthetic TRS Index	416
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,489,049	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	(1,495)
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

10,465,246	—	1/12/41	4.00% (1 month	Synthetic TRS Index	2,308
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

10,971,466	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(15,603)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

4,932,156	—	1/12/41	5.00% (1 month	Synthetic MBX Index	7,746
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

314,515	—	1/12/40	4.00% (1 month	Synthetic MBX Index	870
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,281,101	—	1/12/41	4.00% (1 month	Synthetic TRS Index	283
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

650,423	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,022
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,914,125	—	1/12/41	4.50% (1 month	Synthetic TRS Index	7,326
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,176,964	—	1/12/39	6.00% (1 month	Synthetic TRS Index	3,340
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

9,393,621	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(13,359)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Putnam VT Income Fund 17

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$7,855,156	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$12,337
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,616,663	—	1/12/40	4.00% (1 month	Synthetic MBX Index	7,242
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

179,783	—	1/12/38	6.50% (1 month	Synthetic TRS Index	388
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

986,271	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,403)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

418,872	—	1/12/41	5.00% (1 month	Synthetic MBX Index	658
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

326,464	—	1/12/41	5.00% (1 month	Synthetic MBX Index	360
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

4,552,959	—	1/12/41	5.00% (1 month	Synthetic MBX Index	7,151
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,964,809	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(5,639)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,407,507	—	1/12/41	4.00% (1 month	Synthetic TRS Index	531
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

334,087	—	1/12/41	4.00% (1 month	Synthetic TRS Index	74
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

434,252	—	1/12/40	5.00% (1 month	Synthetic MBX Index	818
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,763,403	—	1/12/40	4.50% (1 month	Synthetic MBX Index	11,395
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

10,777,505	—	1/12/41	5.00% (1 month	Synthetic MBX Index	16,926
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,593,536	—	1/12/41	5.00% (1 month	Synthetic MBX Index	2,503
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

297,525	—	1/12/40	5.00% (1 month	Synthetic MBX Index	561
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

964,310	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,817
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

699,040	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,317
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

Citibank, N.A.
2,506,729	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,937
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

4,387,752	—	1/12/41	5.00% (1 month	Synthetic MBX Index	6,891
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

18 Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Credit Suisse International
$213,192	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$47
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,595,481	—	1/12/39	(5.00%) 1 month	Synthetic TRS Index	(5,600)
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

556,379	—	1/12/41	4.00% (1 month	Synthetic TRS Index	123
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Goldman Sachs International
1,350,648	—	1/12/41	4.00% (1 month	Synthetic TRS Index	298
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

651,878	—	1/12/38	6.50% (1 month	Synthetic TRS Index	1,408
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,284,392	—	1/12/38	6.50% (1 month	Synthetic TRS Index	4,935
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,762,325	—	1/12/38	6.50% (1 month	Synthetic TRS Index	3,808
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

986,012	—	1/12/41	4.00% (1 month	Synthetic TRS Index	217
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,213,568	—	1/12/38	6.50% (1 month	Synthetic TRS Index	4,782
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

215,142	—	1/12/41	4.00% (1 month	Synthetic TRS Index	47
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

240,491	—	1/12/41	4.00% (1 month	Synthetic TRS Index	53
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,201,282	—	1/12/41	4.50% (1 month	Synthetic TRS Index	5,534
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

812,762	—	1/12/41	4.50% (1 month	Synthetic TRS Index	2,043
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,527,441	—	1/12/41	4.00% (1 month	Synthetic TRS Index	337
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,269,911	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(4,650)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,228,424	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,747)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

3,593,061	—	1/12/41	4.00% (1 month	Synthetic TRS Index	792
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,706,172	—	1/12/41	4.50% (1 month	Synthetic TRS Index	9,318
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,100,946	—	1/12/41	4.50% (1 month	Synthetic TRS Index	2,768
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Putnam VT Income Fund 19

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$371,136	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$82
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

844,610	—	1/12/39	6.00% (1 month	Synthetic TRS Index	2,397
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,374,180	—	1/12/39	6.00% (1 month	Synthetic TRS Index	3,900
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,886,877	—	1/12/41	4.00% (1 month	Synthetic TRS Index	416
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

136,575	—	1/12/38	6.50% (1 month	Synthetic TRS Index	295
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,444,494	—	1/12/39	6.00% (1 month	Synthetic TRS Index	4,099
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

862,769	—	1/12/39	6.00% (1 month	Synthetic TRS Index	2,448
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,888,777	—	1/12/39	6.00% (1 month	Synthetic TRS Index	8,198
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

579,927	—	1/12/38	6.50% (1 month	Synthetic TRS Index	1,253
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

510,880	—	1/12/41	4.00% (1 month	Synthetic TRS Index	113
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,763,077	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,507)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,976,574	—	1/12/41	4.00% (1 month	Synthetic TRS Index	436
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,479,549	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(6,371)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,115,692	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(3,009)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

302,644	—	1/12/38	6.50% (1 month	Synthetic TRS Index	654
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,077,008	—	1/12/41	4.00% (1 month	Synthetic TRS Index	238
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

722,514	—	1/12/38	6.50% (1 month	Synthetic TRS Index	1,561
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

166,069	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(236)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

442,977	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(630)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

701,286	—	1/12/38	6.50% (1 month	Synthetic TRS Index	1,515
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

20 Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$1,402,571	$—	1/12/38	6.50% (1 month	Synthetic TRS Index	$3,030
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

950,014	—	1/12/38	6.50% (1 month	Synthetic TRS Index	2,053
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

519,330	—	1/12/41	4.00% (1 month	Synthetic TRS Index	115
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

375,722	—	1/12/38	6.50% (1 month	Synthetic TRS Index	812
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

947,013	—	1/12/41	4.00% (1 month	Synthetic TRS Index	209
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,503,625	—	1/12/38	6.50% (1 month	Synthetic TRS Index	5,409
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

JPMorgan Chase Bank N.A.
1,709,604	—	1/12/41	4.50% (1 month	Synthetic TRS Index	4,298
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Total					$123,150

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/12

					Fixed payments
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	Unrealized
Referenced debt*	Rating***	received (paid)**	amount	Date	fund per annum	appreciation

DJ CDX NA IG Series 19 Index	BBB+/P	$(2,735)	$1,370,000	12/20/17	100 basis points	$1,325

Total						$1,325

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2012. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Putnam VT Income Fund 21

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Health care	$6,755	$—	$—

Total common stocks	6,755	—	—

Corporate bonds and notes	—	113,067,313	—

Foreign government and agency bonds and notes	—	432,516	—

Mortgage-backed securities	—	144,553,680	—

Municipal bonds and notes	—	1,853,478	—

Purchased swap options outstanding	—	447,040	—

Senior loans	—	99,293	—

U.S. Government and Agency Mortgage obligations	—	168,639,358	—

U.S. Treasury obligations	—	253,739

Short-term investments	57,226,229	14,239,181	—

Totals by level	$57,232,984	$443,585,598	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(447,622)	$—	$—

Written swap options outstanding	—	(161,566)	—

TBA sale commitments	—	(69,171,095)	—

Interest rate swap contracts	—	162,121	—

Total return swap contracts	—	123,150	—

Credit default contracts	—	4,060	—

Totals by level	$(447,622)	$(69,043,330)	$—

The accompanying notes are an integral part of these financial statements.

22 Putnam VT Income Fund

Statement of assets and liabilities
12/31/12

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $409,846,965)	$443,982,353

Affiliated issuers (identified cost $56,836,229) (Notes 1 and 6)	56,836,229

Cash	9,647

Interest and other receivables	2,411,059

Receivable for shares of the fund sold	22,576

Receivable for investments sold	3,612,691

Receivable for sales of delayed delivery securities (Note 1)	74,837,000

Unrealized appreciation on OTC swap contracts (Note 1)	538,262

Premium paid on OTC swap contracts (Note 1)	1,522,786

Total assets	583,772,603

Liabilities

Payable for investments purchased	1,257,795

Payable for purchases of delayed delivery securities (Note 1)	129,501,332

Payable for shares of the fund repurchased	362,620

Payable for compensation of Manager (Note 2)	131,120

Payable for custodian fees (Note 2)	20,477

Payable for investor servicing fees (Note 2)	31,900

Payable for Trustee compensation and expenses (Note 2)	161,641

Payable for administrative services (Note 2)	3,881

Payable for distribution fees (Note 2)	31,247

Payable for variation margin (Note 1)	162,596

Unrealized depreciation on OTC swap contracts (Note 1)	552,917

Premium received on OTC swap contracts (Note 1)	1,220,421

Written options outstanding, at value (premiums $258,104) (Notes 1 and 3)	161,566

TBA sale commitments, at value (proceeds receivable $69,128,750) (Note 1)	69,171,095

Collateral on certain derivative contracts, at value (Note 1)	859,578

Other accrued expenses	181,697

Total liabilities	203,811,883

Net assets	$379,960,720

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$403,586,462

Undistributed net investment income (Note 1)	13,501,796

Accumulated net realized loss on investments (Note 1)	(70,855,140)

Net unrealized appreciation of investments	33,727,602

Total — Representing net assets applicable to capital shares outstanding	$379,960,720

Computation of net asset value Class IA

Net assets	$234,369,263

Number of shares outstanding	19,145,200

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$12.24

Computation of net asset value Class IB

Net assets	$145,591,457

Number of shares outstanding	11,999,886

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$12.13

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 23

Statement of operations
Year ended 12/31/12

Investment income

Interest (net of foreign tax of $17) (including interest income of $50,719 from investments in affiliated issuers) (Note 6)	$18,003,549

Total investment income	18,003,549

Expenses

Compensation of Manager (Note 2)	1,576,095

Investor servicing fees (Note 2)	389,582

Custodian fees (Note 2)	60,251

Trustee compensation and expenses (Note 2)	37,207

Distribution fees (Note 2)	377,821

Administrative services (Note 2)	13,423

Auditing and tax fees	156,446

Other	117,839

Total expenses	2,728,664

Expense reduction (Note 2)	(539)

Net expenses	2,728,125

Net investment income	15,275,424

Net realized gain on investments (Notes 1 and 3)	3,872,961

Net realized loss on swap contracts (Note 1)	(55,083,330)

Net realized gain on futures contracts (Note 1)	5,143,490

Net realized loss on written options (Notes 1 and 3)	(2,779,666)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the year	74,041,976

Net gain on investments	25,195,431

Net increase in net assets resulting from operations	$40,470,855

The accompanying notes are an integral part of these financial statements.

24 Putnam VT Income Fund

Statement of changes in net assets

	Year ended	Year ended
	12/31/12	12/31/11

Decrease in net assets

Operations:

Net investment income	$15,275,424	$18,994,882

Net realized gain (loss) on investments	(48,846,545)	39,544,673

Net unrealized appreciation (depreciation) of investments	74,041,976	(36,777,154)

Net increase in net assets resulting from operations	40,470,855	21,762,401

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(12,670,994)	(22,509,477)

Class IB	(7,695,007)	(15,548,812)

Increase in capital from settlement payments (Note 10)	—	2,617

Decrease from capital share transactions (Note 4)	(33,061,393)	(38,509,675)

Total decrease in net assets	(12,956,539)	(54,802,946)

Net assets:

Beginning of year	392,917,259	447,720,205

End of year (including undistributed net investment income of $13,501,796 and $23,303,042, respectively)	$379,960,720	$392,917,259

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 25

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of expenses to average net assets, excluding interest expense (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

12/31/12	$11.64	.48	.76	1.24	(.64)	(.64)	—	$12.24	11.07	$234,369.60		.60	4.02	203

12/31/11	12.14	.54	.06	.60	(1.10)	(1.10)	—[f,g]	11.64	5.16	238,826.58		.58	4.57	263

12/31/10	12.39	.88	.30	1.18	(1.43)	(1.43)	—	12.14	10.22	260,270	.59[h]	.59[h]	7.25	88

12/31/09	9.02	.79	3.23	4.02	(.65)	(.65)	—	12.39	47.22	270,438	1.16[i,j]	.58[i]	7.52[i]	278

12/31/08	12.68	.57	(3.39)	(2.82)	(.84)	(.84)	—[g,k]	9.02	(23.78)	221,192	.58[i]	.58[i]	4.97[i]	208

Class IB

12/31/12	$11.54	.44	.75	1.19	(.60)	(.60)	—	$12.13	10.74	$145,591.85		.85	3.77	203

12/31/11	12.03	.51	.07	.58	(1.07)	(1.07)	—[f,g]	11.54	5.00	154,091.83		.83	4.34	263

12/31/10	12.30	.84	.30	1.14	(1.41)	(1.41)	—	12.03	9.87	187,450	.84[h]	.84[h]	7.02	88

12/31/09	8.96	.76	3.19	3.95	(.61)	(.61)	—	12.30	46.65	199,218	1.41[i,j]	.83[i]	7.27[i]	278

12/31/08	12.59	.54	(3.36)	(2.82)	(.81)	(.81)	—[g,k]	8.96	(23.93)	162,338	.83[i]	.83[i]	4.75[i]	208

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes TBA purchase and sale transactions.

f Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 10).

g Amount represents less than $0.01 per share.

h Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.23% of average net assets for the period ended December 31, 2010.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.21%

12/31/08	0.17

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.58% of average net assets for the period ended December 31, 2009.

k Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

26 Putnam VT Income Fund

Notes to financial statements 12/31/12

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from January 1, 2012 through December 31, 2012.

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk by investing mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below investment-grade (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. Putnam Management may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as signifi-cant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Certain options contracts include premiums that do not settle until the expiration date of the contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Putnam VT Income Fund 27

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average number of contracts, see Note 5.

Interest rate swap contracts The fund entered into over-the-counter (OTC) and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the contracts being exchange-traded and the exchange’s clearinghouse guaranteeing the contract from default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount see Note 5.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to manage exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Credit default contracts The fund entered into OTC credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.

In an OTC credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.

Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,086,163 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $869,130.

28 Putnam VT Income Fund

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2012, the fund had a capital loss carryover of $63,464,766 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$42,974,652	$4,784,212	$47,758,864	*

15,705,902	N/A	15,705,902	12/31/16

*Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from unrealized gains and losses on certain futures contracts, income on swap contracts and interest only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $4,710,669 to decrease undistributed net investment income, $2 to increase paid-in-capital and $4,710,667 to decrease accumulated net realized loss.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$29,199,247
Unrealized depreciation	(2,903,018)

Net unrealized appreciation	26,296,229
Undistributed ordinary income	13,626,270
Capital loss carryforward	(63,464,766)

Cost for federal income tax purposes	$474,522,353

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 33.6% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

Putnam VT Income Fund 29

Putnam Management has contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. During the reporting period, the class specific expenses related to investor servicing fees were as follows:

Class IA	$238,292
Class IB	151,290

Total	$389,582

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $539 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $298, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$377,821

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $636,621,482 and $600,912,756, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $997,031 and $997,148, respectively.

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option
	contract amounts	premiums

Written options outstanding at the
beginning of the reporting period	$580,856,134	$31,946,766

Options opened	413,548,936	15,705,364

Options exercised	(175,745,120)	(6,307,950)

Options expired	—	—

Options closed	(805,251,950)	(41,086,076)

Written options outstanding at the
end of the reporting period	$13,408,000	$258,104

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/12		Year ended 12/31/11		Year ended 12/31/12		Year ended 12/31/11

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	476,971	$5,658,431	546,382	$6,401,566	860,420	$10,067,818	1,604,684	$18,647,813

Shares issued in connection with
reinvestment of distributions	1,121,327	12,670,994	1,983,214	22,509,477	685,830	7,695,007	1,380,889	15,548,812

	1,598,298	18,329,425	2,529,596	28,911,043	1,546,250	17,762,825	2,985,573	34,196,625

Shares repurchased	(2,966,575)	(35,095,984)	(3,453,228)	(40,791,105)	(2,900,474)	(34,057,659)	(5,213,023)	(60,826,238)

Net decrease	(1,368,277)	$(16,766,559)	(923,632)	$(11,880,062)	(1,354,224)	$(16,294,834)	(2,227,450)	$(26,629,613)

30 Putnam VT Income Fund

Note 5 — Summary of derivative activity

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:

Purchased swap option contracts (contract amount)	$630,800,000

Written swap option contracts (contract amount)	$264,600,000

Futures contracts (number of contracts)	840

OTC Interest rate swap contracts (notional)	$903,200,000

Centrally Cleared Interest rate swap contracts (notional)	$34,000

OTC Total return swap contracts (notional)	$160,600,000

OTC Credit default swap contracts (notional)	$300,000

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$4,060	Payables	$—

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	2,032,950*	Unrealized depreciation	1,909,827*

Total		$2,037,010		$1,909,827

*Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$2,930	$2,930

Interest rate contracts	(8,805,404)	5,143,490	(55,086,260)	(58,748,174)

Total	$(8,805,404)	$5,143,490	$(55,083,330)	$(58,745,244)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$1,325	$1,325

Interest rate contracts	16,134,800	(1,534,749)	42,120,803	56,720,854

Total	$16,134,800	$(1,534,749)	$42,122,128	$56,722,179

Note 6 — Transactions with affiliated issuer

Transactions during the reporting period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:

	Market value at the beginning				Market value at the end of
Name of affiliate	of the reporting period	Purchase cost	Sale proceeds	Investment income	the reporting period

Putnam Money Market Liquidity Fund*	$89,743,229	$244,724,570	$277,631,570	$50,719	$56,836,229

* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9 — New accounting pronouncement

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and

Putnam VT Income Fund 31

other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the fund’s financial statements.

Note 10 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the fund recorded a receivable of $2,042 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount, which was received by the fund in December 2011, is reported as part of Increase in capital from settlement payments on the Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $575 related to the settlement of those lawsuits. This amount is reported as a part of Increase in capital from settlement payments on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

32 Putnam VT Income Fund

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World,* whose articles on economics have appeared in such publications as the *New York Times, Foreign Affairs,* and the *Financial Times.* Director of Aspen Insurance Co., a New York Stock Exchange company, and Chair of the Aspen Board's Investment Committee. Trustee of the Brookings Institution and Chair of its Investment Committee.	The Rohatyn Group, an emerging-market fund complex that manages money for institutions	
Ravi Akhoury Born 1947 Trustee since 2009	Advisor to New York Life Insurance Company. Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm with over $40 billion in assets under management.	RAGE Frameworks, Inc., a private software company; English Helper, Inc., a private software company	
Barbara M. Baumann Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Trustee of Mount Holyoke College and member of the Investment Committee for the college's endowment. Former Chair and current board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, The Children's Hospital of Colorado.	SM Energy Company, a domestic exploration and production company; UNS Energy Corporation, an Arizona utility	
Jameson A. Baxter Born 1943 Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011	President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.	None	
Charles B. Curtis Born 1940 Trustee since 2001	Senior Advisor to the Center for Strategic and International Studies. Former President and Chief Operating Officer of the Nuclear Threat Initiative, a private foundation dealing with national security issues. Member of the Council on Foreign Relations and U.S. State Department International Security Advisory Board. Chairman of World Institute of Nuclear Security, a non-profit international non-governmental organization.	Southern California Edison, a regulated electric utility, and its parent company, Edison International	
Robert J. Darretta Born 1946 Trustee since 2007	Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.	UnitedHealth Group, a diversified health-care company	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Anne Ray Charitable Trust's Investment Committee, Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.	Reach Out and Read of Greater New York, an organization dedicated to promoting childhood literacy	
John A. Hill Born 1942 Trustee since 1985 and Chairman from 2000 to 2011	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Member of the Advisory Board of the Millstein Center for Corporate Governance and Performance at the Yale School of Management.	Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Paul L. Joskow Born 1947 Trustee since 1997	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance. Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT.	Yale University; TransCanada Corporation, an energy company focused on natural gas transmission, oil pipeline, and power services; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra	
Elizabeth T. Kennan Born 1938 Trustee from 1992 to 2010 and since 2012	Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming). President Emeritus of Mount Holyoke College. Trustee of the National Trust for Historic Preservation and of Centre College. Chairman of the Board of Shaker Village of Pleasant Hill.	Former Chairman and now Lead Director of Northeast Utilities, which operates New England's largest energy delivery system

Putnam VT Income Fund 33

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and Putnam Retail Management. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2012, there were 109 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Michael J. Higgins (Born 1976)	James P. Pappas (Born 1953)
Executive Vice President, Principal Executive	Vice President and Treasurer	Vice President
Officer, and Compliance Liaison	Since 2010	Since 2004
Since 2004	Manager of Finance, Dunkin’ Brands	Director of Trustee Relations,
	(2008–2010); Senior Financial Analyst, Old	Putnam Investments and
Steven D. Krichmar (Born 1958)	Mutual Asset Management (2007–2008);	Putnam Management
Vice President and Principal Financial Officer	Senior Financial Analyst, Putnam Investments
Since 2002	(1999–2007)	Mark C. Trenchard (Born 1962)
Chief of Operations, Putnam Investments and		Vice President and BSA Compliance Officer
Putnam Management	Janet C. Smith (Born 1965)	Since 2002
	Vice President, Principal Accounting Officer,	Director of Operational Compliance,
Robert T. Burns (Born 1961)	and Assistant Treasurer	Putnam Investments and Putnam
Vice President and Chief Legal Officer	Since 2007	Retail Management
Since 2011	Director of Fund Administration Services,
General Counsel, Putnam Investments and	Putnam Investments and	Judith Cohen (Born 1945)
Putnam Management	Putnam Management	Vice President, Clerk, and Associate Treasurer
Since 1993
Robert R. Leveille (Born 1969)	Susan G. Malloy (Born 1957)
Vice President and Chief Compliance Officer	Vice President and Assistant Treasurer	Nancy E. Florek (Born 1957)
Since 2007	Since 2007	Vice President, Proxy Manager, Assistant
Chief Compliance Officer, Putnam	Director of Accounting & Control Services,	Clerk, and Associate Treasurer
Investments, Putnam Management, and	Putnam Management	Since 2000
Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above although in some cases, they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

34 Putnam VT Income Fund

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Putnam VT Income Fund 35

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36 Putnam VT Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Katinka Domotorffy
London, England SW1A 1LD	State Street Bank and Trust Company	John A. Hill
Paul L. Joskow
Marketing Services	Legal Counsel	Elizabeth T. Kennan
Putnam Retail Management	Ropes & Gray LLP	Kenneth R. Leibler
One Post Office Square		Robert E. Patterson
Boston, MA 02109	Independent Registered	George Putnam, III
	Public Accounting Firm	Robert L. Reynolds
	PricewaterhouseCoopers LLP	W. Thomas Stephens

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Income Fund 37

This report has been prepared for the shareholders of Putnam VT Income Fund.

H512
279061 2/13

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes. In May of 2009, the Code of Ethics of Putnam Investment Management, LLC was amended to reflect that all employees will now be subject to a 90-day blackout restriction on holding Putnam open-end funds, except for portfolio managers and their supervisors (and each of their immediate family members), who will be subject to a one-year blackout restriction on the funds that they manage or supervise. In June 2010, the Code of Ethics of Putnam Investments was updated in its entirety to include the amendments adopted in May of 2009 and to change certain rules and limits contained in the Code of Ethics. In addition, the updated Code of Ethics included numerous technical, administrative and non-substantive changes, which were intended primarily to make the document easier to navigate and understand. In July 2011, the Code of Ethics of Putnam Investments was updated to reflect several technical, administrative and non-substantive changes resulting from changes in employee titles.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit and Compliance Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2012	$146,842	$ —	$3,904	$797
December 31, 2011	$124,754	$--	$3,349	$ —

For the fiscal years ended December 31, 2012 and December 31, 2011, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $256,813 and $130,731 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of fund profitability

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2012	$ —	$147,500	$ —	$ —

December 31, 2011	$ —	$107,505	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: February 28, 2013